Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Description of the Business
Description of the Business
BridgeBio Oncology Therapeutics, Inc. (“BBOT,” the “Company,” “we,” “our,” or “us”), formerly known as Helix Acquisition Corp. II (“Helix”), is a clinical-stage biopharmaceutical company advancing a next-generation pipeline of novel small molecule therapeutics targeting RAS and Phosphoinositide
3-kinase
(“PI3K”) malignancies. BBOT is headquartered in South San Francisco, California.
de-SPAC
Transaction
On February 28, 2025, TheRas Inc. (“Legacy BBOT”), a privately held Delaware corporation, entered into a definitive business combination agreement (“Business Combination Agreement”) with Helix, a publicly traded special purpose acquisition company (“SPAC”) listed on Nasdaq under the ticker symbol “HLXB.”
On August 11, 2025 (the “Closing”), Helix II Merger Sub, Inc., a wholly-owned subsidiary of Helix, merged with and into Legacy BBOT, with Legacy BBOT surviving the merger as a wholly-owned subsidiary of Helix (“Merger”). In connection with the Merger, Helix changed its name to BridgeBio Oncology Therapeutics, Inc., and the combined company became listed on Nasdaq under the new ticker symbol “BBOT”
(“de-SPAC
Transaction”). Immediately prior to the closing of the
de-SPAC
Transaction, Helix issued and sold shares of its common stock to investors in a private placement financing for an aggregate purchase price of $260.9 million (“PIPE Financing”).
The
de-SPAC
Transaction was accounted for as a reverse recapitalization with Legacy BBOT being the accounting acquirer, and Helix identified as the acquired company for accounting purposes (see Note 3). Accordingly, prior to the Closing, all historical financial information presented in the consolidated financial statements represents the balances and activity of Legacy BBOT. At the Closing, each outstanding share of Legacy BBOT common stock was exchanged for shares of BBOT common stock based on a ratio of approximately 0.0889 (“Consideration Ratio”). For periods prior to the Closing, the reported share and per share information has been retroactively adjusted to reflect the Consideration Ratio.

Material Related Party Transactions
Material Related Party Transactions
BridgeBio Pharma, Inc. is a commercial-stage biopharmaceutical company founded to discover, create, test, and deliver transformative medicines to treat patients who suffer from genetic diseases. BridgeBio Pharma, Inc. and its controlled entities (collectively, “BridgeBio Pharma”) were related parties of Legacy BBOT prior to the Closing and remained related parties of the Company after the Closing. As discussed in Note 13, the Company had material related party transactions with BridgeBio Pharma during the periods presented in these consolidated financial statements.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
These consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”). All costs, as well as assets and liabilities directly associated with the Company’s business activity, are included in the consolidated financial statements. In connection with the de-SPAC
Transaction, as the successor entity following the Closing, BBOT became the reporting entity and consolidates the balances and activity of Legacy BBOT. The financial information presented in these consolidated financial statements reflects the balances and results of operations of the combined entity post-Merger. Prior to the Closing, all references to BBOT or the Company are related to the balances and activity of Legacy BBOT. All intercompany balances have been eliminated in consolidation.

From its inception through the issuance of the Series B on April 30, 2024, Legacy BBOT had been majority-owned and controlled by BridgeBio Pharma. Prior to April 30, 2024, the Company operated as part of BridgeBio Pharma. From inception through April 30, 2024, these consolidated financial statements have been derived from BridgeBio Pharma’s historical accounting records and are presented on a carve-out
basis. The consolidated statement of operations includes allocations of certain general and administrative expenses to the Company from BridgeBio Pharma. The allocations have been determined on a reasonable basis. The related transactions are discussed further in Note 13. Following the Series B issuance, no individual investor or related party group held a controlling financial interest in the Company, and BBOT has operated independently from BridgeBio Pharma. Subsequent to April 30, 2024 and prior to the de-SPAC
Transaction, the financial information included in these consolidated financial statements relates to Legacy BBOT on a standalone basis.

Liquidity
Liquidity
Since its inception through December 31, 2025, the Company has incurred net losses. As of December 31, 2025, the Company had an accumulated deficit of $356.6 million and incurred net losses of $134.0 million and $74.3 million during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, the Company had a balance of cash, cash equivalents, and marketable securities of $425.5 million. The Company believes that its existing cash, cash equivalents, and marketable securities will be sufficient to support operations for at least one year from the issuance date of these consolidated financial statements.
The Company expects to incur additional losses and negative cash flows for the foreseeable future as it continues its research and development efforts, advances its product candidates through preclinical and clinical development, enhances its approach and programs, expands its product pipeline, seeks regulatory approval, prepares for commercialization, hires additional personnel, protects its intellectual property, operates as a public company, and grows its business. The Company will need to raise additional capital to support its continuing operations and pursue its long-term business plan, including the development and commercialization of its product candidates if approved. Financing activities may include, but are not limited to, public or private equity offerings, debt financings, potential collaborations, licensing agreements, or other sources. Such activities are subject to significant risks and uncertainties.

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Cash, cash equivalents, marketable securities, and restricted cash are financial instruments that subject us to significant concentrations of credit risk. These financial instruments are held in financial institutions in the United States. At times, the amounts on deposit may exceed federally insured limits. We believe that these financial institutions are financially sound, and, accordingly, minimal credit risk exists with respect to the amounts deposited. The Company has not experienced any credit losses associated with its balances in such accounts during the years ended December 31, 2025 and 2024.
We are subject to certain risks and uncertainties, and we believe that changes in any of the following areas could have a material adverse effect on future financial position or results of operations: ability to obtain future financing, regulatory approval and market acceptance of, and reimbursement for, product candidates, performance of third-party contract research organizations and manufacturers upon which we rely, protection of our intellectual property, litigation or claims against us based on intellectual property, patent, product, regulatory, clinical or other factors, and our ability to attract and retain employees necessary to support our growth.

We depend on third-party manufacturers to supply products for research and development activities in our programs. Specifically, we rely on and expect to continue relying on a small number of manufacturers to supply our requirements for active pharmaceutical ingredients and formulated drugs related to these programs. A significant interruption in the supply of active pharmaceutical ingredients and formulated drugs could adversely affect these programs.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to:

•	Accruals for research and development activities and contingent clinical, development, regulatory, and sales-based milestone payments in our in-licensing agreements,

•	The fair value of redeemable convertible preferred stock and common stock prior to the de-SPAC Transaction,

•	The fair value of share-based awards and participation right liability,

•	Recoverability of deferred tax assets,

•	Allocations of operating expenses, including stock-based compensation prior to April 30, 2024, and

•	The determination of the incremental borrowing rate used in lease-related calculations.
We base our estimates on historical experience and various other reasonable assumptions. Actual results may differ from those estimates or assumptions.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments purchased with a maturity of three months or less at the date of purchase to be cash equivalents. As of December 31, 2025 and 2024, cash equivalents mainly consisted of money market funds, and restricted cash represents security deposits in the form of a letter of credit issued in connection with the Company’s lease agreement. The cash, cash equivalents, and restricted cash included the following balances (in thousands):

	December 31, 2025	December 31, 2024
Cash	$624	$185
Cash equivalents	373,063	30,666
Restricted cash	132	132

Total cash, cash equivalents, and restricted cash	$373,819	$30,983

Marketable Securities
Marketable Securities
Marketable securities presented in these consolidated financial statements are classified as available-for-sale.
Our available
for-sale
securities are carried at fair value with the unrealized gains and losses included in accumulated other comprehensive income as a component of stockholders’ equity (deficit) until realized. Realized gains and losses are calculated using the specific identification method and recorded as interest income in the consolidated statement of operations.

The Company reports the accrued interest receivable as a component of prepaid and other assets on its consolidated balance sheet, which is presented separately from available-for-sale
securities. The Company does not measure an allowance for credit losses on accrued interest receivable and instead writes it off if an issuer defaults or is expected to default on payments.
For
available-for-sale
securities in an unrealized loss position, the Company first assesses whether it intends to sell, or if it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income or loss. For available-for-sale
securities that do not meet the above criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the severity of the impairment, changes in interest rates, market conditions, changes to the underlying credit ratings, and forecasted recovery, among other factors. The credit-related portion of unrealized losses and any subsequent improvements are recorded in interest income through an allowance account. Any impairment that has not been recorded through an allowance for credit losses is included in other comprehensive income or loss. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Fair Value Measurements
Fair Value Measurements
Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based on the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

•
Level 2 — Inputs, other than quoted prices included in Level 1, that are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

•	Level 3 — Unobservable inputs supported by little or no market activity and significant to the fair value of the assets or liabilities.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment we exercise in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Due to their short-term nature, the carrying amounts of cash, cash equivalents, prepaid expenses and other current assets, accounts payable, and other accrued liabilities in the accompanying consolidated balance sheet approximate their fair values.

Leases
Leases
The Company determines if an arrangement contains a lease at inception and the classification of the lease on the commencement date. An arrangement contains a lease if there is an identified asset and if the Company controls the use of the identified asset throughout the period of use. The Company determines whether leases meet the classification criteria of a finance or operating lease considering: (1) whether the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, (2) whether the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) whether the lease term is for a major part of the remaining economic life of the underlying asset, (4) whether the present value of the sum of the lease payments and residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset, and (5) whether the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. As of December 31, 2025, our lease population consisted of real estate operating leases. Lease right-of-use
assets and lease liabilities are recognized at the lease commencement date based on the present value of the future minimum lease payments over the lease term at the commencement date.
Right-of-use
assets also include any initial direct costs incurred and any lease payments made on or before the lease commencement date, less any lease incentives received. Lease incentives are included in the calculation of lease liability as of the commencement date to the extent it is probable that the Company will utilize them.
In determining the present value of its lease liabilities, the Company uses its incremental borrowing rate when the rate implicit in the lease is not readily determinable, based on information available as of the lease commencement date. The Company’s incremental borrowing rate is based on the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment, and the determination of the rate requires the Company to make certain assumptions and judgments, including on its synthetic credit rating. Leases may include options to extend or early terminate the lease term. If the Company, using judgment, is reasonably certain that an option will be exercised, then the option will be included in the calculation of the lease term.
The Company elected to combine lease and
non-lease
components for office leases, and not to recognize
right-of-use
assets or lease liabilities for short-term leases. A short-term lease is a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Property and Equipment, net
Property and Equipment, net
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation of property and equipment is calculated using the straight-line method over the asset’s estimated useful life. Our property and equipment consist of lab equipment with an estimated useful life of 5 years and leasehold improvements amortized over the shorter of 5 years or the remaining lease term. Maintenance and repairs that do not improve or extend the life of the assets are expensed when incurred. Depreciation expense for property and equipment was $0.3 million and $0.2 million during the years ended December 31, 2025 and 2024, respectively.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount of an asset group to the future net undiscounted cash flows the assets are expected to generate. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. No impairment charges related to long-lived assets have been recorded during the years ended December 31, 2025 and 2024.

Segments
Segments
The Company operates in one operating and reportable segment within the United States, developing oncology therapies through various related development projects. All of the Company’s assets are located in the United States. The single operating segment conclusion is further supported by the Company’s organizational and management structure and other factors. The Company’s chief operating decision-maker is its Chief Executive Officer, who manages operations, allocates resources, and evaluates financial performance using a top-down
approach and by setting and reviewing company-wide targets. Subsequent to the completion of the de-SPAC transaction, during the third fiscal quarter of 2025, the Company changed the segment information regularly provided to the chief operating decision maker to the below aggregated grouping of expense categories, which is the basis on which the chief operating decision-maker assesses segment performance and allocates resources. The prior period information has been recast to reflect this update. The chief operating decision-maker reviews research and development expenses by the following significant categories presented in the table below (in thousands):

	Year ended December 31,
	2025	2024
Research and development trials and consumables expenses	$84,578	$36,680
Payroll and personnel expenses	26,616	24,077
Facilities and other expenses	10,005	12,350

Total research and development	$121,199	$73,107

Since the Company operates in a single operating and reportable segment represented by the entire entity, significant segment expenses are provided to the chief operating decision-maker using the same basis as presented in the consolidated statements of operations, including the research and development itemization above. Net loss is the key measure of segment profit and loss that the chief operating decision-maker uses to allocate resources, assess performance, monitor expenditures, and conduct budget versus-actual-analysis. The chief operating decision-maker does not review assets at a different level or category other than the amounts disclosed in the Company’s consolidated balance sheets.

Receivables from and Payables to Related Parties
Receivables from and Payables to Related Parties
Receivables from and payables to related parties represent the amounts due to and from various BridgeBio Pharma entities, which are expected to be settled in cash within 12 months from the reporting date.
Prior to April 30, 2024, receivables from related parties represented receivables under the centralized cash management balances used by BridgeBio Pharma for cash management and to finance its operations. These arrangements may not reflect how the Company would have financed its operations had it been a separate, standalone entity during the applicable periods. Changes in related-party receivables arising from cash pooling arrangements are presented as investing activities in the consolidated statements of cash flows. Subsequent to April 30, 2024, receivables from related parties represent amounts due from various BridgeBio Pharma entities for services rendered by the Company under the transition services agreement. Payables to related parties represent the amounts due for various research and development and administrative services performed by BridgeBio Pharma to the Company. Prior to April 30, 2024, none of BridgeBio Pharma’s third-party debt and related interest has been attributed to the Company because the Company is not the legal obligor of the debt, and the borrowings are not specifically identifiable to the Company.

Subsequent to April 30, 2024, the Company continued its relationship with various BridgeBio Pharma entities, which remain related parties. While the nature of these interactions shifted from centralized cash management to services provided under the transition services agreement, the resulting receivables and payables reported separately as current assets or liabilities in the consolidated balance sheets.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist of salaries, benefits, and other personnel-related costs, including stock-based compensation, laboratory supplies, preclinical studies, clinical trials, and related clinical manufacturing costs, costs related to manufacturing preparations, fees paid to other entities to conduct certain research and development activities on our behalf, and allocated facility and other related costs.
Non-refundable
advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed.

Accrued Research and Development Liabilities
Accrued Research and Development Liabilities
We record accruals for estimated costs of research and development activities performed by third-party service providers, including preclinical studies, clinical trials, and contract manufacturing. We record the estimated costs of research and development activities based on the estimated amount of services provided but not yet invoiced and include these costs in accrued research and development liabilities in the consolidated balance sheets and within research and development expenses in the consolidated statements of operations and comprehensive loss. These costs are a significant component of our research and development expenses. Examples of estimated research and development expenses that we accrue include:

•	Fees paid to contract research organizations (“CROs”) in connection with preclinical and toxicology studies and clinical trials;

•	Fees paid to investigative sites in connection with clinical trials;

•	Fees paid to contract manufacturing organizations in connection with the production of product and clinical trial materials; and

•	Professional service fees for consulting and related services.
We base our expense accruals for clinical trials on estimates of services received and efforts expended under contracts with multiple research institutions and CROs that conduct and manage clinical trials on our behalf. The financial terms of these agreements vary from contract to contract and may result in uneven payment flows. Payments under some of these contracts depend on factors such as patient enrollment and the completion of clinical trial milestones. Our service providers generally invoice us monthly in arrears for services performed. In accruing service fees, we estimate the period over which services will be performed and the level of effort to be expended in each period. If we do not identify costs we have already incurred, or if we underestimate or overestimate the level of services performed or the costs of those services, our actual expenses could differ from our estimates. We record advance payments to service providers as prepaid assets.
We record accruals for the estimated costs of third-party contract manufacturing activities. The financial terms of these agreements are negotiable, vary from contract to contract, and may result in uneven payment flows to our vendors. Payments under the contracts include upfront payments and milestone payments, which depend on factors such as the completion of certain stages of the manufacturing process. To recognize an expense, we assess whether the production process is sufficiently defined to be the delivery of a good or a service, given that processes and yields are developing and less certain. If we consider the process to be the delivery of a good, we recognize the expense when the drug product is delivered, or we otherwise bear the risk of loss. If we consider the process to be the delivery of a service, we recognize expenses based on our best estimates of the contract manufacturer’s progress through the contract stages. We base our estimates on the best information available at the time. However, additional information may become available to us, enabling us to make a more accurate estimate in future reporting periods. In this event, we may be required to record adjustments to research and development expenses in future reporting periods when the actual level of activity becomes more certain. Any increases or decreases in cost are generally considered to be changes in estimates and will be reflected in research and development expenses in the reporting period identified.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses represent salaries, benefits, and other personnel-related costs, including stock-based compensation, fair value of common stock issued to BridgeBio Pharma (Note 13), costs related to third-party service providers, and professional and legal fees.

Asset Acquisitions
Asset Acquisitions
The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. The costs allocated to acquire in-process
research and development (“IPR&D”) with no alternative future use are expensed as research and development as of the asset acquisition date. Contingent consideration payments for asset acquisitions include development, regulatory, and sales-based milestone payments due upon the occurrence of a specific event. Contingent payments are recognized when the milestone is met unless the contingent consideration meets the definition of a derivative, in which case the amount becomes part of the cost of the asset acquired. None of the contingent payments represented a derivative through December 31, 2025. Upon recognition of the contingent consideration payment, the amount is expensed as research and development expense if it relates to IPR&D with no alternative future use or capitalized if it relates to a developed product, which is generally when clinical trials have been completed and regulatory approval obtained.

Milestone Payments Under In-Licensing Agreements
Milestone Payments Under
In-Licensing
Agreements
Under our
in-licensing
agreements, the Company is required to pay development, regulatory, and sales-based milestone payments upon the achievement of certain substantive milestones. We recognize development milestones once they are achieved.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation is recorded in research and development expenses or general and administrative expenses based on the grantee’s function.
Prior to April 30, 2024, stock-based compensation recorded included the following components:

•	Amounts related to equity and liability-classified awards issued by BridgeBio Pharma to non-employees of the Company engaged in its research and development activities. These amounts were initially credited to liability and subsequently settled by the Company through the conversion of related-party payables into the Series A redeemable convertible preferred stock (“Series A”).

•
Amounts related to equity-based awards issued by BridgeBio Pharma and allocated to the Company based on the carve-out
expense allocation methodology (refer to Note 13). These amounts were not expected or required to be settled in cash and were credited to stockholders’ equity (deficit), within additional paid-in
capital.

Subsequent to April 30, 2024, stock-based compensation includes expenses related to common stock options granted by the Company. The associated stock-based compensation is generally recognized on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures of share -based awards are accounted for as they occur. The fair value of stock options is estimated on the grant date using the Black-Scholes option-pricing model, which requires certain assumptions further discussed below:

•
Fair Value of Common Stock — Prior to the
de-SPAC
Transaction, the fair value of the Company’s common stock was determined by the board of directors (“Board”) with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, the Company believes that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. In addition, the Company considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of the development milestones by the Company; (2) the significant risks associated with the Company’s stage of development; (3) capital market conditions for comparable, privately held, early-stage life science companies; (4) the Company’s available liquidity, financial condition, and results of operations; (5) the sales of the Company’s shares to third parties, such as the Series B financing; and (6) the preferential rights of the redeemable convertible preferred stockholders. Following the de-SPAC
Transaction, the Company became a public entity and derives fair value of its common stock from quoted prices on the Nasdaq.

•	Expected Dividend Yield — The Company has historically paid no dividends and does not anticipate paying dividends in the future.

•
Expected Equity Volatility — The Company does not have sufficient trading history for its common stock and has computed expected volatility based on the historical volatility of a representative group of public companies with similar characteristics to the Company (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is commensurate with the expected term assumption.

•	Risk-Free Interest Rate — The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of award grant for the expected term of the award.

•
Expected Term — The Company uses the simplified method to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis for estimating the expected term.

Participation Right Liability
Participation Right Liability
The participation right liability represented the right granted to a third party to potentially participate in future Series B offerings at a fixed price of $8.8554 per share. The participation right was a freestanding instrument substantially similar to a written call option on the Series B shares that may be redeemed outside of the Company’s control. As such, the Company classified the participation right as a liability, remeasured at fair value, until its full exercise and settlement, which occurred in April 2025. Changes in the fair value of the participation right liability are presented separately in the consolidated statements of operations. On the settlement date, in April 2025, the participation right liability was remeasured to the intrinsic value of the shares issued and reclassified to temporary equity.

Accrued Milestone Compensation Arrangements
Accrued Milestone Compensation Arrangements
During the year ended December 31, 2024, we had performance-based milestone compensation arrangements with certain employees and consultants, whose vesting is contingent upon meeting various regulatory and development milestones, with fixed monetary amounts known at inception that can be settled upon achievement of certain contingent milestones in the form of (1) cash, (2) equity of BridgeBio Pharma, or (3) cash or equity of BridgeBio Pharma or the Company at the issuer’s sole election. No performance milestone awards that may be settled in the Company’s shares or related liabilities were outstanding during the year ended December 31, 2025.
For arrangements that involve settlement by cash or equity of BridgeBio Pharma or the Company at their sole election, the Company classifies the milestone compensation arrangements as liability-classified awards when they are assessed as probable of achievement due to the possible fixed monetary settlement outcomes. The arrangements could also result in a settlement with a variable number of shares based on the then-current stock price at the achievement date of each contingent milestone, should we elect to settle in equity.
We record accruals for the compensation expense arising from each development milestone when the specific contingent development milestone is probable of achievement, and such accruals are measured at each reporting period. We estimate the probability of achieving such milestones based on the progression and expected outcome of the related clinical programs. We base our estimates on the best available information at that time. However, additional information may become available to us which may allow us to make a more accurate estimate in future periods. In this event, we may be required to record adjustments to milestone compensation expenses in future periods. Any increases or decreases in such expenses are generally considered to be changes in estimates and will be reflected in the reporting period identified.

Income Taxes
Income Taxes
Income taxes are accounted for under the
asset-and-liability
method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements, their respective tax bases, and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are determined based on the difference between the carrying amounts under U.S. GAAP and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
We evaluate our deferred tax assets regularly to determine whether adjustments to the valuation allowance are appropriate due to changes in facts or circumstances, such as changes in expected future pre-tax
earnings, tax law, interactions with taxing authorities, and developments in case law. In making this evaluation, we rely on our recent history of pre-tax
earnings or losses. Our material assumptions include forecasts of future pre-tax
earnings and the nature and timing of future deductions and income represented by deferred tax assets and liabilities, all of which involve judgment. Although we believe our estimates are reasonable, we are required to exercise significant judgment in determining the appropriate valuation allowance for deferred tax assets.

We recognize uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. Changes in recognition or measurement are reflected in the period in which judgment occurs. Our policy is to recognize interest and penalties related to the underpayment of income taxes as a component of the provision for income taxes. To date, no interest or penalties have been recorded concerning unrecognized tax benefits.

Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders
Prior to the Closing of the
de-SPAC
Transaction, the Company applied the
two-class
method to compute net loss per share, as it had issued redeemable convertible preferred stock that met the definition of participating securities. The two-class
method required income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Upon the de-SPAC
Transaction, the outstanding redeemable convertible preferred stock was converted into common stock, and the two-class
method is no longer applicable.
Basic net loss per share attributable to common shareholders is computed by dividing the net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding, adjusted for the effect of potentially dilutive common shares, including stock options and other equity-linked instruments. Potentially dilutive common shares are not assumed to be issued if their effect is anti-dilutive. As such, in periods in which the Company reported a net loss, diluted net loss per share attributable to common stockholders was the same as basic net loss per share attributable to common stockholders because the effects of potentially dilutive securities were anti-dilutive.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company initially records redeemable convertible preferred stock at fair value on the dates of issuance, less issuance costs. Prior to the de-SPAC
Transaction, the preferred stockholders, as a group, controlled the Company’s Board and had the ability to initiate a deemed liquidation event, such as a change in control or transfer of substantially all of the Company’s assets. Upon a deemed liquidation event, the preferred stockholders as a group could cause the redeemable convertible preferred stock to be redeemed for cash and other assets available for distribution. Based on these considerations, the redeemable convertible preferred stock was classified in temporary equity outside of the stockholders’ equity (deficit) in the accompanying consolidated balance sheets. Subsequent adjustments to the carrying values of the redeemable convertible preferred stock classified in temporary equity are made only if it becomes probable that such liquidation events would occur, causing the shares to become redeemable. No such adjustments were made since the underlying events were not probable while the redeemable convertible preferred stock was outstanding.
The Company also evaluated the features of its redeemable convertible preferred stock to determine whether they required bifurcation from the underlying shares by assessing whether they were clearly and closely related to the underlying shares and whether they met the definition of a derivative. The Company concluded that no features of its outstanding redeemable convertible preferred stock required bifurcation and separate accounting.
In determining if an extinguishment or modification of changes to the temporary equity-classified preferred stock had occurred, the Company had elected a policy to evaluate if changes added, deleted, or significantly changed a substantive contractual term (e.g., one that was at least reasonably possible of being exercised), or fundamentally changed the nature of the redeemable convertible preferred stock. This evaluation considered both the expected economics and the business purpose of the amendment.

Other Comprehensive Income or Loss
Other Comprehensive Income or Loss
Other comprehensive income or loss represents the change in the Company’s stockholders’ equity (deficit) from all sources other than investments by or distributions to stockholders. The Company’s other comprehensive income or loss is the result of unrealized gains and losses on marketable securities.

Deferred de-SPAC Transaction Costs
Deferred
de-SPAC
Transaction Costs
The Company capitalized certain directly attributable legal, accounting, and other third-party fees associated with the de-SPAC
Transaction as deferred transaction costs. Upon Closing of the de-SPAC
Transaction, the associated costs capitalized by the Company were recorded to additional paid-in
capital as a reduction of the proceeds from the
de-SPAC
Transaction.

Emerging Growth Company Status
Emerging Growth Company Status
The Company intends to operate as an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards as of effective dates for private companies. The Company historically operated as part of BridgeBio Pharma and adopted new accounting pronouncements using the same timeline as BridgeBio Pharma. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of the effective dates for public companies.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax
Disclosures
(“ASU
2023-09”),
which requires public entities to disclose specific categories in the effective tax rate reconciliation, as well as additional information for reconciling items that exceed a quantitative threshold. ASU
2023-09
also requires all entities to disclose income taxes paid disaggregated by federal, state, and foreign taxes and further disaggregated for specific jurisdictions that exceed 5% of total income taxes paid, among other expanded disclosures. The Company adopted the guidance using a retrospective approach in these annual consolidated financial statements for the year ending December 31, 2025. The adoption of this new guidance resulted in additional disclosures presented in Note 11 to these consolidated financial statements.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Income Statement — Reporting Comprehensive Income
(Topic 220): Disaggregation of Income Statement Expenses
(“ASU
2024-03”),
which requires public entities to provide disaggregated disclosures of certain expense captions presented on the face of the income statement into specific categories within the footnotes to the financial statements. ASU
2024-03
is effective for the Company’s annual periods beginning on January 1, 2027, and interim periods beginning on January 1, 2028, with early adoption permitted. The ASU may be applied either on a prospective or retrospective basis. The Company is currently evaluating the impact of adopting this new accounting guidance on its consolidated financial statements and related disclosures.
In May 2025, the FASB issued Accounting Standards Update
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable

Interest Entity
(“ASU
2025-03”).
ASU
2025-03
changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU
2025-03
is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its consolidated financial statements and related disclosures.
In May 2025, the FASB issued Accounting Standards Update
No. 2025-04,
Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer
(“ASU
2025-04”).
ASU
2025-04
revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with Topic 606 and Topic 718. ASU
2025-04
is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its consolidated financial statements and related disclosures.
In July 2025, the FASB issued ASU
No. 2025-05,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
(“ASU
2025-05”).
ASU
2025-05
provides an optional practical expedient for estimating future credit losses based on current conditions as of the balance sheet date and assuming those conditions do not change over the remaining life of the accounts receivable. The amendments in ASU
2025-05
are effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting this new accounting guidance on its consolidated financial statements and related disclosures.
In September 2025, the FASB issued ASU
2025-07,
Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606)
(“ASU
2025-07”).
The guidance refines the scope of Topic 815 to clarify which contracts are subject to derivative accounting. The guidance also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. The amendments in ASU
2025-07
are effective for fiscal years beginning after December 15, 2026, and interim reporting periods, with early adoption permitted. The Company is currently evaluating the impact of the adoption of ASU
2025-07
on its consolidated financial statements and related disclosures.
In December 2025, the FASB issued ASU
2025-12,
Codification Improvements
(“ASU
2025-12”).
ASU
2025-12
provides for technical corrections, clarifications and other minor improvements to a variety of Topics. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods and may be adopted on a prospective or retrospective basis on an issue-by-issue
basis, except changes to Topic 260,
Earnings Per Share
are required to be applied retrospectively. Early adoption is permitted on an issue-by-issue
basis. The Company is currently evaluating the impact of ASU
2025-12
on its consolidated financial statements and related disclosures.